CONDENSED CONSOLIDATED INTERIM STATEMENT OF COMPREHENSIVE INCOME (Parenthetical)	Jun. 30, 2024
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Percentage of revaluation of Colombian peso against US Dollar	14.70%